ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2017
Undertone [Member]
Business Acquisition [Line Items]
Schedule of allocation of purchase price to net tangible and intangible assets based on their estimated fair values
The final allocation of the purchase price, to assets acquired and liabilities assumed, is as follows:

Cash and cash equivalents	$7,378
Accounts receivable	38,493
Prepaid expenses and other assets	4,427
Long term restricted cash	1,182
Property and equipment	1,905
Deferred taxes	815
Accounts payable	(23,152)
Accrued expenses and other liabilities	(11,083)
Deferred revenues	(1,047)
Long term loan, including current maturities	(48,601)
Deferred tax liability	(20,241)
Intangible assets	63,200
Goodwill	106,492

Total purchase price	$119,768

Schedule of components of intangible assets associated with the acquisition
The following table sets forth the components of intangible assets associated with the Undertone acquisition:

	Fair value	Estimated useful life

Acquired technology (1)	$19,500	5 years
Customer relationships (2)	30,000	6 years
Backlog (3)	4,200	less than 1 year
Tradename (4)	9,500	4 years

Total amount allocated to intangible assets	$63,200

(1)	Acquired technology represents the combined technology for delivering and administering Undertone’s attention-grabbing, full-page video advertisements and other advertising formats.

(2)	Customer relationships represent the existing relationships and agreements with Undertone’s brand advertisers.

(3)	Backlog represents customer insertion orders that are highly probable to be turned into revenues in the near future.

(4)	Tradename represents trade names and logos under which Undertone markets and sells its services.

MMR [Member]
Business Acquisition [Line Items]
Schedule of allocation of purchase price to net tangible and intangible assets based on their estimated fair values
The allocation of the purchase price to assets acquired and liabilities assumed was as follows:

Cash	$1,050
Accounts receivable	666
Prepaid expenses and other assets	86
Property and equipment	87
Accounts payable	(305)
Accrued expenses and other liabilities	(433)
Deferred revenues	(126)
Deferred tax liability	(1,159)
Intangible assets	3,454
Goodwill	7,452

Total purchase price	$10,772

Schedule of components of intangible assets associated with the acquisition
The following table sets forth the components of intangible assets associated with the acquisition:

	Fair value	Estimated useful life

Acquired technology	$1,261	5 years
Customer relationship	395	5 years
Distribution channel	1,798	5 years

Total amount allocated to intangible assets	$3,454